UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                   Investment Company Act File Number: 811-32




                           Fundamental Investors, Inc.
               (Exact Name of Registrant as specified in charter)

       P.O. Box 7650, One Market, Steuart Tower San Francisco, California
                 94120 (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005




                                 Patrick F. Quan
                                   Secretary
                           Fundamental Investors, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

FUNDAMENTAL INVESTORS

INVESTMENT PORTFOLIO

March 31, 2005                                                        unaudited

                                                                                                                     Market value
Common stocks -- 93.39%                                                                            Shares                   (000)


ENERGY -- 14.77%
Suncor Energy Inc.                                                                             18,512,202             $   746,092
Royal Dutch Petroleum Co. (New York registered)                                                 8,925,000                 535,857
Exxon Mobil Corp.                                                                               5,000,000                 298,000
Halliburton Co.                                                                                 5,500,000                 237,875
Norsk Hydro ASA                                                                                 2,168,000                 178,865
Norsk Hydro ASA (ADR)                                                                             700,000                  58,443
LUKoil Holding (ADR)                                                                            1,750,000                 237,125
Murphy Oil Corp.                                                                                1,970,000                 194,498
ConocoPhillips                                                                                  1,725,000                 186,024
Baker Hughes Inc.                                                                               3,800,000                 169,062
Unocal Corp.                                                                                    2,428,664                 149,824
Burlington Resources Inc.                                                                       2,781,000                 139,245
ChevronTexaco Corp.                                                                             2,000,000                 116,620
Imperial Oil Ltd.                                                                               1,192,965                  90,832
Marathon Oil Corp.                                                                              1,525,000                  71,553
Occidental Petroleum Corp.                                                                      1,000,000                  71,170
Shell Canada Ltd.                                                                                 846,200                  60,888
Smith International, Inc.                                                                         550,000                  34,501
                                                                                                                        3,576,474

INDUSTRIALS -- 11.83%
Deere & Co.                                                                                     5,500,000                 369,215
Caterpillar Inc.                                                                                3,400,000                 310,896
Union Pacific Corp.                                                                             3,930,900                 273,984
General Electric Co.                                                                            7,100,000                 256,026
General Dynamics Corp.                                                                          1,772,900                 189,789
Tyco International Ltd.                                                                         5,125,000                 173,225
Raytheon Co.                                                                                    4,461,372                 172,655
Parker Hannifin Corp.                                                                           2,800,000                 170,576
Emerson Electric Co.                                                                            2,200,000                 142,846
Boeing Co.                                                                                      2,400,000                 140,304
3M Co.                                                                                          1,600,000                 137,104
Northrop Grumman Corp.                                                                          2,114,483                 114,140
United Technologies Corp.                                                                         750,000                  76,245
American Standard Inc.                                                                          1,432,300                  66,573
Illinois Tool Works Inc.                                                                          657,200                  58,839
Avery Dennison Corp.                                                                              950,000                  58,833
United Parcel Service, Inc., Class B                                                              750,000                  54,555
Continental Airlines, Inc., Class B(1)                                                          2,300,000                  27,692
Southwest Airlines Co.                                                                          1,500,000                  21,360
Allied Waste Industries, Inc.(1)                                                                2,500,000                  18,275
Bombardier Inc., Class B                                                                        7,500,000                  16,748
Lockheed Martin Corp.                                                                             248,200                  15,155
                                                                                                                        2,865,035

MATERIALS -- 11.61%
Dow Chemical Co.                                                                                8,836,700             $   440,509
BHP Billiton Ltd.                                                                              17,995,030                 248,639
Alcoa Inc.                                                                                      7,973,800                 242,324
Weyerhaeuser Co.                                                                                2,883,000                 197,485
E.I. du Pont de Nemours and Co.                                                                 3,850,000                 197,274
Rio Tinto PLC                                                                                   6,000,000                 193,802
International Paper Co.                                                                         5,200,000                 191,308
CONSOL Energy Inc.(2)                                                                           3,700,000                 173,974
Freeport-McMoRan Copper & Gold Inc., Class B                                                    3,500,000                 138,635
Phelps Dodge Corp.                                                                              1,300,000                 132,249
Potash Corp. of Saskatchewan Inc.                                                               1,338,400                 117,123
Temple-Inland Inc.                                                                              1,500,000                 108,825
Noranda Inc.                                                                                    5,174,100                 104,030
Massey Energy Co.                                                                               2,011,700                  80,548
Inco Ltd.(1)                                                                                    1,632,300                  64,966
CRH PLC                                                                                         1,900,000                  49,797
Lyondell Chemical Co.                                                                           1,450,000                  40,484
USX-U.S. Steel Group                                                                              650,000                  33,052
Georgia-Pacific Corp., Georgia-Pacific Group                                                      698,640                  24,795
Air Products and Chemicals, Inc.                                                                  300,000                  18,987
BlueScope Steel Ltd.                                                                            2,113,020                  14,214
                                                                                                                        2,813,020

FINANCIALS -- 10.99%
Fannie Mae                                                                                      5,517,800                 300,444
Allied Irish Banks, PLC                                                                        12,724,382                 266,367
Washington Mutual, Inc.                                                                         6,222,800                 245,801
Bank of Ireland                                                                                10,165,000                 160,087
AMP Ltd.                                                                                       25,000,000                 136,856
XL Capital Ltd., Class A                                                                        1,825,000                 132,075
Freddie Mac                                                                                     2,025,000                 127,980
Irish Life & Permanent PLC                                                                      7,000,000                 124,306
Willis Group Holdings Ltd.                                                                      3,150,000                 116,141
Citigroup Inc.                                                                                  2,250,000                 101,115
Equity Residential                                                                              3,000,000                  96,630
Cullen/Frost Bankers, Inc.                                                                      2,000,000                  90,300
American International Group, Inc.                                                              1,100,000                  60,951
U.S. Bancorp                                                                                    2,000,000                  57,640
Genworth Financial, Inc., Class A                                                               2,000,000                  55,040
J.P. Morgan Chase & Co.                                                                         1,550,000                  53,630
Independence Community Bank Corp.                                                               1,366,000                  53,274
KBC Bank and Insurance Holding Company NV                                                         620,000                  52,277
Wells Fargo & Co.                                                                                 870,000                  52,026
St. George Bank Ltd.                                                                            2,450,279                  46,417
Aon Corp.                                                                                       1,767,400                  40,367
Banco Popolare di Verona e Novara Scrl                                                          2,000,000                  37,338
Marsh & McLennan Companies, Inc.                                                                1,120,000                  34,070
Bank Austria Creditanstalt                                                                        343,000                  33,789
Bank of America Corp.                                                                             756,800                  33,375
Bank of New York Co., Inc.                                                                      1,000,000                  29,050
Allstate Corp.                                                                                    500,000                  27,030
Chubb Corp.                                                                                       300,000                  23,781
Fidelity National Financial, Inc.                                                                 676,000                  22,267
Arthur J. Gallagher & Co.                                                                         600,000                  17,280
MI Developments Inc., Class A                                                                     500,000                  15,875
National Bank of Canada                                                                           230,000                   9,962
State Street Corp.                                                                                200,000                   8,744
                                                                                                                        2,662,285

CONSUMER DISCRETIONARY -- 9.51%
Time Warner Inc.(1)                                                                            19,925,000                 349,684
Lowe's Companies, Inc.                                                                          6,015,000                 343,396
Limited Brands, Inc.                                                                           10,815,980                 262,828
Target Corp.                                                                                    4,890,000                 244,598
News Corp. Inc.                                                                                14,290,000                 241,787
Comcast Corp., Class A(1)                                                                       3,600,000                 121,608
Comcast Corp., Class A, special nonvoting stock(1)                                                500,000                  16,700
May Department Stores Co.                                                                       3,500,000                 129,570
Toyota Motor Corp.                                                                              3,000,000                 111,681
Sony Corp.                                                                                      2,200,000                  87,647
Walt Disney Co.                                                                                 3,000,000                  86,190
Magna International Inc., Class A                                                               1,000,000                  66,900
Best Buy Co., Inc.                                                                              1,100,000                  59,411
General Motors Corp.                                                                            2,000,000                  58,780
Starbucks Corp.(1)                                                                              1,045,000                  53,985
Dana Corp.                                                                                      1,959,000                  25,056
Mattel, Inc.                                                                                      750,000                  16,013
Gap, Inc.                                                                                         720,300                  15,731
IAC/InterActiveCorp(1)                                                                            456,000                  10,155
Antena 3 Television, SA(1)                                                                          9,979                     814
                                                                                                                        2,302,534

INFORMATION TECHNOLOGY -- 8.98%
Microsoft Corp.                                                                                21,225,000                 513,008
Texas Instruments Inc.                                                                         11,963,024                 304,937
Automatic Data Processing, Inc.                                                                 4,400,000                 197,780
International Business Machines Corp.                                                           1,900,000                 173,622
Intersil Corp., Class A                                                                         7,475,000                 129,467
Hitachi, Ltd.                                                                                  20,000,000                 124,277
Motorola, Inc.                                                                                  7,156,080                 107,127
Sun Microsystems, Inc.(1)                                                                      24,000,000                  96,960
Agilent Technologies, Inc.(1)                                                                   4,000,000                  88,800
Hewlett-Packard Co.                                                                             3,000,000                  65,820
Sabre Holdings Corp., Class A                                                                   2,645,304                  57,879
Maxim Integrated Products, Inc.                                                                 1,250,000                  51,088
ASML Holding NV(1)                                                                              2,500,000                  42,224
Linear Technology Corp.                                                                         1,000,000                  38,310
Electronic Data Systems Corp.                                                                   1,582,700                  32,714
CDW Corp.                                                                                         545,000                  30,891
Advanced Micro Devices, Inc.(1)                                                                 1,500,000                  24,180
Ceridian Corp.(1)                                                                               1,400,000                  23,870
Solectron Corp.(1)                                                                              5,029,040                  17,451
Corning Inc.(1)                                                                                 1,520,000                  16,918
Murata Manufacturing Co., Ltd.                                                                    300,000                  16,094
Rohm Co., Ltd.                                                                                    150,000                  14,485
Microchip Technology Inc.                                                                         270,000                   7,023
                                                                                                                        2,174,925

TELECOMMUNICATION SERVICES -- 8.40%
SBC Communications Inc.                                                                        17,250,000             $   408,653
Telefonica, SA (ADR)                                                                            2,750,000                 142,918
Telefonica, SA                                                                                  2,950,000                  51,392
France Telecom, SA                                                                              3,000,000                  89,827
France Telecom, SA                                                                              2,800,000                  83,838
Verizon Communications Inc.                                                                     4,700,000                 166,850
China Telecom Corp. Ltd., Class H                                                             400,000,000                 139,758
BellSouth Corp.                                                                                 5,102,600                 134,147
Vodafone Group PLC (ADR)                                                                        4,325,000                 114,872
Vodafone Group PLC                                                                              5,850,000                  15,516
Sprint Corp. - FON Group                                                                        5,400,000                 122,850
Qwest Communications International Inc.(1)                                                     33,000,000                 122,100
Telecom Italia SpA, nonvoting                                                                  34,200,000                 106,968
KDDI Corp.                                                                                         20,000                  99,086
AT&T Corp.                                                                                      4,600,000                  86,250
O2 PLC(1)                                                                                      33,750,000                  75,978
Deutsche Telekom AG(1)                                                                          2,300,000                  45,911
China Netcom Group Corp. Ltd.(1)                                                               13,000,000                  18,252
KT Corp.                                                                                          218,170                   8,469
                                                                                                                        2,033,635

HEALTH CARE -- 5.88%
Merck & Co., Inc.                                                                               8,100,000                 262,197
Sanofi-Aventis                                                                                  2,950,000                 248,738
Eli Lilly and Co.                                                                               3,200,000                 166,720
Roche Holding AG                                                                                1,385,000                 148,434
Bristol-Myers Squibb Co.                                                                        4,550,000                 115,843
Schering-Plough Corp.                                                                           5,950,000                 107,993
WellPoint, Inc.(1)                                                                                635,600                  79,672
CIGNA Corp.                                                                                       725,000                  64,743
Aetna Inc.                                                                                        860,000                  64,457
Abbott Laboratories                                                                               800,000                  37,296
Amgen Inc.(1)                                                                                     500,000                  29,105
AstraZeneca PLC                                                                                   500,000                  19,777
AstraZeneca PLC (ADR)                                                                             190,600                   7,534
Forest Laboratories, Inc.(1)                                                                      700,000                  25,865
Wyeth                                                                                             500,000                  21,090
Medtronic, Inc.                                                                                   300,000                  15,285
Elan Corp., PLC (ADR)(1)                                                                        2,500,000                   8,100
                                                                                                                        1,422,849

CONSUMER STAPLES -- 5.03%
Altria Group, Inc.                                                                              8,114,800                 530,627
Walgreen Co.                                                                                    2,400,000                 106,608
PepsiCo, Inc.                                                                                   1,800,000                  95,454
Procter & Gamble Co.                                                                            1,800,000                  95,400
Anheuser-Busch Companies, Inc.                                                                  1,900,000                  90,041
ConAgra Foods, Inc.                                                                             3,100,000                  83,762
General Mills, Inc.                                                                             1,404,200                  69,016
Avon Products, Inc.                                                                             1,340,000                  57,540
Coca-Cola Co.                                                                                   1,300,000                  54,171
SYSCO Corp.                                                                                       600,000                  21,480
Diageo PLC                                                                                      1,000,000                  14,083
                                                                                                                        1,218,182

UTILITIES -- 4.16%
Dominion Resources, Inc.                                                                        3,390,000          $      252,318
Questar Corp.                                                                                   3,000,000                 177,750
Veolia Environnement                                                                            3,059,100                 108,488
Duke Energy Corp.                                                                               3,000,000                  84,030
DTE Energy Co.                                                                                  1,606,900                  73,082
KeySpan Corp.                                                                                   1,584,000                  61,728
Public Service Enterprise Group Inc.                                                            1,000,000                  54,390
Pinnacle West Capital Corp.                                                                     1,000,000                  42,510
FPL Group, Inc.                                                                                 1,050,000                  42,158
FirstEnergy Corp.                                                                                 618,000                  25,925
E.ON AG                                                                                           300,000                  25,739
American Electric Power Co., Inc.                                                                 750,000                  25,545
Tokyo Gas Co., Ltd.                                                                             6,025,000                  24,284
Entergy Corp.                                                                                     150,000                  10,599
                                                                                                                        1,008,546

MISCELLANEOUS -- 2.23%
Other common stocks in initial period of acquisition                                                                      540,330


Total common stocks (cost: $18,012,301,000)                                                                            22,617,815



                                                                                      Shares or principal
Convertible securities -- 0.85%                                                                    amount


FINANCIALS -- 0.47%
Genworth Financial, Inc. 6.00% convertible preferred 2007                                       2,400,000  units           77,040
Chubb Corp. 7.00% convertible preferred 2005                                                    1,200,000  units           35,580
                                                                                                                          112,620

INFORMATION TECHNOLOGY -- 0.24%
Agilent Technologies, Inc. 3.00% convertible debentures 2021(2,3)                             $10,370,000                  10,240
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3)                               $15,074,000                  14,886
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(3)                             $24,050,000                  23,900
ASML Holding NV 5.50% convertible notes 2010                                               Euro 6,000,000                   9,683
                                                                                                                           58,709

MATERIALS -- 0.12%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(2)                                 31,000                  29,341


CONSUMER DISCRETIONARY -- 0.02%
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred 2006                 115,300                   5,243


Total convertible securities (cost: $184,600,000)                                                                         205,913


                                                                                         Principal amount            Market value
Bonds & notes -- 0.39%                                                                              (000)                   (000)


INDUSTRIALS -- 0.39%
Northwest Airlines, Inc. 8.875% 2006                                                            $  29,570         $        25,134
Northwest Airlines, Inc. 9.875% 2007                                                               15,335                  11,501
Northwest Airlines, Inc. 7.875% 2008                                                               16,566                  10,354
Continental Airlines, Inc. 8.00% 2005                                                              28,600                  28,314
Southwest Airlines Co. 5.25% 2014                                                                  15,000                  14,484
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016(4)                                              11,500                   5,405

Total bonds & notes (cost: $106,282,000)                                                                                   95,192



Short-term securities -- 5.24%


Variable Funding Capital Corp. 2.60%-2.73% due 4/11-4/22/2005(2)                                  103,200                 103,067
Park Avenue Receivables Co., LLC 2.82% due 5/11/2005(2)                                            50,000                  49,839
Preferred Receivables Funding Corp. 2.83% due 5/18/2005(2)                                         40,000                  39,852
Freddie Mac 2.635%-2.70% due 5/5-5/6/2005                                                          85,000                  84,772
U.S. Treasury Bills 2.354%-2.55% due 4/7-4/21/2005                                                 83,200                  83,098
Three Pillars Funding, LLC 2.65%-2.76% due 4/1-4/18/2005(2)                                        81,265                  81,182
Procter & Gamble Co. 2.62%-2.635% due 4/6-4/13/2005(2)                                             75,000                  74,950
Clipper Receivables Co., LLC 2.72%-2.76% due 4/22-5/4/2005(2)                                      61,700                  61,575
CAFCO, LLC 2.62%-2.84% due 4/12-5/12/2005(2)                                                       56,000                  55,881
Wells Fargo & Co. 2.57% due 4/7/2005                                                               55,000                  55,000
Wal-Mart Stores Inc. 2.84% due 5/24/2005(2)                                                        50,000                  49,798
HSBC Finance Corp. 2.66%-2.73% due 4/19-4/20/2005                                                  46,600                  46,532
Gannett Co. 2.57%-2.64% due 4/19-4/25/2005(2)                                                      44,400                  44,328
Coca-Cola Co. 2.54% due 4/4-4/5/2005                                                               42,900                  42,886
Kimberly-Clark Worldwide Inc. 2.60%-2.65% due 4/5-5/13/2005(2)                                     41,100                  41,070
Bank of America Corp. 2.62% due 4/12/2005                                                          25,000                  24,980
Ranger Funding Co. LLC 2.79% due 4/20/2005(2)                                                      10,600                  10,584
Federal Home Loan Bank 2.50%-2.52% due 4/8-4/15/2005                                               33,400                  33,370
BellSouth Corp. 2.56%-2.74% due 4/11-4/26/2005(2)                                                  33,300                  33,243
Abbott Laboratories Inc. 2.64%-2.71% due 4/21-4/26/2005(2)                                         32,383                  32,328
PepsiCo Inc. 2.60%-2.73% due 4/13-4/29/2005(2)                                                     26,500                  26,459
Colgate-Palmolive Co. 2.60% due 4/5/2005(2)                                                        25,000                  24,991
Triple-A One Funding Corp. 2.67% due 4/8/2005(2)                                                   25,000                  24,985
DuPont (E.I.) de Nemours & Co. 2.60% due 4/13/2005                                                 25,000                  24,977
American Express Credit Corp. 2.67% due 4/18/2005                                                  25,000                  24,967
Harvard University 2.79% due 5/23/2005                                                             25,000                  24,886
NetJets Inc. 2.86% due 5/23/2005(2)                                                                20,000                  19,917
FCAR Owner Trust I 2.63% due 4/6/2005                                                              12,200                  12,195
Hershey Foods Corp. 2.64% due 4/18/2005(2)                                                         11,000                  10,985
Caterpillar Financial Services Corp. 2.63% due 4/7/2005                                            10,500                  10,495
Harley-Davidson Funding Corp. 2.74% due 4/28/2005(2)                                               10,000                   9,979
Pfizer Inc 2.78% due 5/13/2005(2)                                                                   5,500                   5,482


Total short-term securities (cost: $1,268,649,000)                                                                      1,268,653

Total investment securities (cost: $19,571,832,000)                                                                    24,187,573
Other assets less liabilities                                                                                              32,328

Net assets                                                                                                            $24,219,901


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,014,050,000, which represented 4.19% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts



Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                          $  5,731,826
Gross unrealized depreciation on investment securities                                                            (1,125,367)
Net unrealized appreciation on investment securities                                                               4,606,459
Cost of investment securities for federal income tax purposes                                                     19,581,114



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.


By /s/ James F. Rothenberg
------------------------------------------
James F. Rothenberg, Vice Chairman and PEO

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
------------------------------------------
James F. Rothenberg, Vice Chairman and PEO

Date: May 27, 2005



By /s/ Sheryl F. Johnson
------------------------------------
Sheryl F. Johnson, Treasurer and PFO

Date: May 27, 2005